UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09597

LORD ABBETT STOCK APPRECIATION FUND
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2012

Item 1:	Report(s) to Shareholders.

2 0 1 2

L O R D  A B B E T T

A N N U A L

R E P O R T

Lord Abbett

Stock Appreciation Fund

For the fiscal year ended July 31, 2012

Lord Abbett Stock Appreciation Fund Annual Report
For the fiscal year ended July 31, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Lord Abbett Stock Appreciation Fund for the fiscal year ended July 31, 2012. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best Regards,

Robert S. Dow
Chairman

          For the fiscal year ended July 31, 2012, the Fund returned -0.98%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Russell 1000® Growth Index,1 which returned 8.26% over the same period.

          Notwithstanding the positive performance experienced by domestic equities, the 12-month period was marred by abnormal market conditions. A year that began with extreme volatility and the worst daily decline in stock prices since December 2008 forayed into a record-setting October 2011 – a month that saw the S&P 500® Index2 post its best monthly return since December 1991. The result of this volatility was a large variance of returns among domestic indices, with larger capitalization indexes outperforming smaller capitalization indexes by a wide margin. The weight of the European debt crisis, the inability of U.S. lawmakers to compromise on domestic debt, and concerns globally that growth would slow were paramount in investors’ minds during the period.

          With such non-fundamental and macro-oriented pressures weighing on the markets, the recent environment has proven difficult for many active investors, including ourselves. Our pro-cyclical tilt through much of the year, though a benefit when markets began to recover, was an overall detractor from relative Fund performance. This positioning resulted in the Fund lagging its benchmark, most notably in the first three months of the period.

          Stock selection within the energy sector was our largest relative detractor. Our position in energy services firms Halliburton Company and Schlumberger Limited detracted most from Fund performance, as concerns surrounding exploration and production rose amid a potentially slowing economy and slumping oil prices late in the fiscal year. In addition, stock selection detracted from Fund performance in the information technology sector, where shares of VMware, Inc., a provider of cloud-based technology to access desktop computers remotely, fell during the period. The firm was pressured as shifts in upper management and increased competition in the virtual desktop market caused investors to question future growth for the firm.

          Stock selection within the consumer discretionary sector contributed to relative Fund performance over the period. Off-price apparel and home fashion retailers Ross Stores, Inc. and The TJX Companies, Inc. contributed to performance within the sector. The discount department stores take advantage of overproduction from manufacturers and pass low prices onto shoppers, a model that has worked well even as the economy has struggled. Hotel conglomerate Marriott International, Inc. also has seen its shares rise during the period, as higher prices and occupancy rates are anticipated to drive up profits going forward. Despite stock selection within the industrials sector acting as a detractor, our slight underweight in the negatively performing sector contributed to Fund performance.

          The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1 The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
2 The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense reimbursements, the Fund’s returns would have been lower.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of July 31, 2012. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its positions in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Russell 1000® Growth Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended July 31, 2012

	1 Year	5 Years	10 Years	Life of Class
Class A3	–6.62%	–0.87%	3.58%	–
Class B4	–5.52%	–0.55%	3.69%	–
Class C5	–1.58%	–0.32%	3.55%	–
Class F6	–0.65%	–	–	–1.23%
Class I7	–0.64%	0.66%	4.50%	–
Class P7	–0.97%	0.36%	4.28%	–
Class R2[8]	–0.48%	–	–	–1.13%
Class R3[9]	–1.15%	–	–	–1.63%

[1] Reflects the deduction of the maximum initial sales charge of 5.75%.
[2] Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

[3] Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended July 31, 2012, is calculated using the SEC-required uniform method to compute such return.

[4] Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

[5] The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.
[6] Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.
[7] Performance is at net asset value.
[8] Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.
[9] Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Expense Example

          As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 through July 31, 2012).

Actual Expenses

          For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 2/1/12 – 7/31/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of the Fund, the second line of the applicable table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	2/1/12	7/31/12	2/1/12 - 7/31/12

Class A
Actual	$1,000.00	$1,030.60	$ 7.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.66	$ 7.27
Class B
Actual	$1,000.00	$1,027.50	$10.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.45	$10.47
Class C
Actual	$1,000.00	$1,027.50	$10.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.63	$10.32
Class F
Actual	$1,000.00	$1,031.90	$ 6.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.89	$ 6.02
Class I
Actual	$1,000.00	$1,031.60	$ 5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.37	$ 5.52
Class P
Actual	$1,000.00	$1,030.30	$ 6.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.72	$ 6.17
Class R2
Actual	$1,000.00	$1,033.40	$ 5.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.47	$ 5.42
Class R3
Actual	$1,000.00	$1,029.00	$ 7.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.05	$ 7.87

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.45% for Class A, 2.09% for Class B, 2.06% for Class C, 1.20% for Class F, 1.10% for Class I, 1.23% for Class P, 1.08% for Class R2 and 1.57% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
July 31, 2012

Sector*	%**
Consumer Discretionary	15.92%
Consumer Staples	10.98%
Energy	5.28%
Financials	6.46%
Health Care	14.15%
Industrials	8.64%

Sector*	%**
Information Technology	33.29%
Materials	4.16%
Telecommunication Services	0.92%
Short-Term Investment	0.20%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments
July 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.94%

Aerospace & Defense 3.19%
Honeywell International, Inc.	41,772	$2,425
Precision Castparts Corp.	12,710	1,977
United Technologies Corp.	6,049	450

Total		4,852

Auto Components 0.27%
BorgWarner, Inc.*	6,245	419

Beverages 2.75%
Coca-Cola Co. (The)	19,986	1,615
Dr. Pepper Snapple Group, Inc.	31,947	1,456
PepsiCo, Inc.	15,239	1,108

Total		4,179

Biotechnology 3.01%
Alexion Pharmaceuticals, Inc.*	7,448	781
Biogen Idec, Inc.*	6,404	934
Celgene Corp.*	11,112	761
Gilead Sciences, Inc.*	30,015	1,631
Vertex Pharmaceuticals, Inc.*	9,843	477

Total		4,584

Capital Markets 1.42%
Affiliated Managers Group, Inc.*	9,878	1,102
T. Rowe Price Group, Inc.	17,542	1,066

Total		2,168

Chemicals 3.41%
Ashland, Inc.	31,540	2,220
Dow Chemical Co. (The)	19,540	562
Ecolab, Inc.	22,482	1,472
Monsanto Co.	10,925	935

Total		5,189

Commercial Banks 0.58%
PNC Financial Services Group, Inc. (The)	15,010	887

Investments	Shares	Fair Value (000)

Communications Equipment 3.30%
F5 Networks, Inc.*	4,927	$460
QUALCOMM, Inc.	76,568	4,570

Total		5,030

Computers & Peripherals 12.29%
Apple, Inc.*	21,213	12,956
EMC Corp.*	100,462	2,633
International Business Machines Corp.	6,819	1,337
Teradata Corp.*	26,296	1,778

Total		18,704

Construction & Engineering 0.31%
Fluor Corp.	9,558	474

Consumer Finance 1.32%
American Express Co.	13,376	772
Capital One Financial Corp.	21,806	1,232

Total		2,004

Diversified Financial Services 0.46%
JPMorgan Chase & Co.	19,607	706

Diversified Telecommunication Services 0.92%
Verizon Communications, Inc.	31,128	1,405

Electrical Equipment 0.47%
Rockwell Automation, Inc.	10,548	711

Energy Equipment & Services 3.04%
Cameron International Corp.*	16,345	822
Ensco plc Class A (United Kingdom)(a)	17,650	959
National Oilwell Varco, Inc.	8,950	647
Schlumberger Ltd.	30,857	2,199

Total		4,627

Food & Staples Retailing 2.73%
Costco Wholesale Corp.	8,366	805
CVS Caremark Corp.	24,795	1,122
Wal-Mart Stores, Inc.	15,258	1,136
Whole Foods Market, Inc.	11,936	1,095

Total		4,158

See Notes to Financial Statements.	7

Schedule of Investments (continued)
July 31, 2012

Investments	Shares	Fair Value (000)

Food Products 2.61%
Flowers Foods, Inc.	40,697	$870
Hershey Co. (The)	27,924	2,003
Kraft Foods, Inc. Class A	27,642	1,098

Total		3,971

Health Care Equipment & Supplies 0.84%
Covidien plc (Ireland)(a)	22,891	1,279

Health Care Providers & Services 4.74%
Catamaran Corp.*	6,278	531
CIGNA Corp.	16,720	673
DaVita, Inc.*	10,798	1,063
Express Scripts Holding Co.*	24,454	1,417
HCA Holdings, Inc.	33,907	898
Henry Schein, Inc.*	11,495	860
Laboratory Corp. of America Holdings*	10,096	849
McKesson Corp.	10,222	927

Total		7,218

Hotels, Restaurants & Leisure 1.69%
Marriott International, Inc. Class A	50,840	1,852
Penn National Gaming, Inc.*	18,643	725

Total		2,577

Household Products 0.69%
Clorox Co. (The)	14,498	1,054

Information Technology Services 3.62%
MasterCard, Inc. Class A	4,783	2,088
Visa, Inc. Class A	26,543	3,426

Total		5,514

Insurance 0.52%
Marsh & McLennan Cos., Inc.	23,828	791

Internet & Catalog Retail 3.57%
Amazon.com, Inc.*	15,998	3,732
priceline.com, Inc.*	2,564	1,697

Total		5,429

Investments	Shares	Fair Value (000)

Internet Software & Services 5.74%
eBay, Inc.*	99,037	$4,387
Facebook, Inc. Class A*	30,857	670
Google, Inc. Class A*	5,811	3,678

Total		8,735

Life Sciences Tools & Services 0.51%
Agilent Technologies, Inc.	20,203	774

Machinery 2.22%
Cummins, Inc.	7,387	708
Danaher Corp.	35,779	1,890
Eaton Corp.	17,674	775

Total		3,373

Media 2.64%
Discovery Communications, Inc. Class A*	41,209	2,086
News Corp. Class A	41,256	950
Time Warner Cable, Inc.	11,494	976

Total		4,012

Metals & Mining 0.31%
Freeport-McMoRan Copper & Gold, Inc.	13,985	471

Multi-Line Retail 2.25%
Dollar General Corp.*	47,103	2,402
Nordstrom, Inc.	18,836	1,020

Total		3,422

Oil, Gas & Consumable Fuels 2.24%
Cobalt International Energy, Inc.*	30,562	767
Continental Resources, Inc.*	8,891	569
Noble Energy, Inc.	10,992	961
Occidental Petroleum Corp.	12,875	1,121

Total		3,418

Paper & Forest Products 0.45%
International Paper Co.	20,694	679

8	See Notes to Financial Statements.

Schedule of Investments (continued)
July 31, 2012

Investments	Shares	Fair Value (000)

Pharmaceuticals 5.07%
Allergan, Inc.	24,727	$2,029
Bristol-Myers Squibb Co.	39,244	1,397
Eli Lilly & Co.	22,725	1,001
Novo Nordisk AS ADR	3,962	612
Pfizer, Inc.	33,492	805
Watson Pharmaceuticals, Inc.*	24,137	1,879

Total		7,723

Professional Services 0.73%
IHS, Inc. Class A*	10,091	1,113

Real Estate Investment Trusts 2.16%
American Tower Corp.	29,939	2,165
Weyerhaeuser Co.	48,100	1,123

Total		3,288

Road & Rail 1.30%
Union Pacific Corp.	16,137	1,979

Semiconductors & Semiconductor Equipment 1.84%
Broadcom Corp. Class A*	27,433	929
Intel Corp.	41,730	1,073
Texas Instruments, Inc.	29,225	796

Total		2,798

Software 6.55%
Citrix Systems, Inc.*	34,803	2,529
Concur Technologies, Inc.*	17,807	1,203
Intuit, Inc.	12,561	729
MICROS Systems, Inc.*	10,455	499
Microsoft Corp.	118,788	3,501
Red Hat, Inc.*	19,782	1,061
VMware, Inc. Class A*	4,927	447

Total		9,969

Investments	Shares	Fair Value (000)

Specialty Retail 4.13%
Bed Bath & Beyond, Inc.*	6,251	$381
Dick’s Sporting Goods, Inc.	33,305	1,636
Limited Brands, Inc.	24,615	1,170
Ross Stores, Inc.	22,778	1,513
TJX Companies, Inc. (The)	35,787	1,585

Total		6,285

Textiles, Apparel & Luxury Goods 1.40%
Michael Kors Holdings Ltd. (Hong Kong)*(a)	18,122	748
PVH Corp.	7,076	562
Under Armour, Inc. Class A*	14,970	815

Total		2,125

Tobacco 2.21%
Altria Group, Inc.	60,401	2,172
Philip Morris International, Inc.	13,109	1,199

Total		3,371

Trading Companies & Distributors 0.44%
W.W. Grainger, Inc.	3,252	666

Total Common Stocks (cost $135,011,419)		152,131

See Notes to Financial Statements.	9

Schedule of Investments (concluded)
July 31, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 0.20%

Repurchase Agreement

Repurchase Agreement dated 7/31/2012, 0.01% due 8/1/2012 with Fixed Income Clearing Corp. collateralized by $300,000 of Federal Home Loan Mortgage Corp. at 4.50% due 1/15/2014; value: $319,125; proceeds: $309,931 (cost $309,931)	$310	$310

Total Investments in Securities 100.14% (cost $135,321,350)		152,441

Liabilities in Excess of Other Assets (0.14)%		(217)

Net Assets 100.00%		$152,224

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

10	See Notes to Financial Statements.

Statement of Assets and Liabilities
July 31, 2012

ASSETS:
Investments in securities, at fair value (cost $135,321,350)	$152,440,675
Receivables:
Capital shares sold	89,582
Interest and dividends	74,918
From advisor (See Note 3)	12,229
Prepaid expenses and other assets	21,592

Total assets	152,638,996

LIABILITIES:
Payables:
Management fee	96,553
12b-1 distribution fees	82,363
Capital shares reacquired	71,268
Trustees’ fees	26,235
To affiliate (See Note 3)	7,879
Fund administration	5,150
Accrued expenses and other liabilities	126,032

Total liabilities	415,480

NET ASSETS	$152,223,516

COMPOSITION OF NET ASSETS:
Paid-in capital	$174,407,916
Accumulated net investment loss	(580,749)
Accumulated net realized loss on investments	(38,722,976)
Net unrealized appreciation on investments	17,119,325

Net Assets	$152,223,516

See Notes to Financial Statements.	11

Statement of Assets and Liabilities (concluded)
July 31, 2012

Net assets by class:
Class A Shares	$87,300,438
Class B Shares	$9,171,869
Class C Shares	$26,020,091
Class F Shares	$3,877,956
Class I Shares	$21,713,505
Class P Shares	$688
Class R2 Shares	$9,466
Class R3 Shares	$4,129,503
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	14,380,296
Class B Shares	1,638,236
Class C Shares	4,647,690
Class F Shares	630,922
Class I Shares	3,494,822
Class P Shares	112.205
Class R2 Shares	1,532.855
Class R3 Shares	684,472
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$6.07
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$6.44
Class B Shares-Net asset value	$5.60
Class C Shares-Net asset value	$5.60
Class F Shares-Net asset value	$6.15
Class I Shares-Net asset value	$6.21
Class P Shares-Net asset value	$6.13
Class R2 Shares-Net asset value	$6.18
Class R3 Shares-Net asset value	$6.03

12	See Notes to Financial Statements.

Statement of Operations
For the Year Ended July 31, 2012

Investment income:
Dividends (net of foreign withholding taxes of $38,631)	$1,930,582
Interest	140

Total investment income	1,930,722

Expenses:
Management fee	1,262,746
12b-1 distribution plan-Class A	306,544
12b-1 distribution plan-Class B	105,277
12b-1 distribution plan-Class C	254,783
12b-1 distribution plan-Class F	3,953
12b-1 distribution plan-Class P	4
12b-1 distribution plan-Class R2	–
12b-1 distribution plan-Class R3	15,468
Shareholder servicing	303,890
Registration	94,004
Subsidy (See Note 3)	81,500
Fund administration	67,347
Professional	57,756
Reports to shareholders	44,239
Custody	8,623
Trustees’ fees	4,893
Other	10,546

Gross expenses	2,621,573
Expense reductions (See Note 7)	(75)
Management fee waived (See Note 3)	(83,441)

Net expenses	2,538,057

Net investment loss	(607,335)

Net realized and unrealized gain (loss):
Net realized gain on investments	10,320,450
Net change in unrealized appreciation/depreciation on investments	(11,643,994)

Net realized and unrealized loss	(1,323,544)

Net Decrease in Net Assets Resulting From Operations	$(1,930,879)

See Notes to Financial Statements.	13

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended July 31, 2012	For the Year Ended July 31, 2011
Operations:
Net investment loss	$(607,335)	$(541,049)
Net realized gain on investments	10,320,450	33,087,178
Net change in unrealized appreciation/depreciation on investments	(11,643,994)	2,727,345

Net increase (decrease) in net assets resulting from operations	(1,930,879)	35,273,474

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	23,062,012	43,317,892
Cost of shares reacquired	(65,221,039)	(51,825,243)

Net decrease in net assets resulting from capital share transactions	(42,159,027)	(8,507,351)

Net increase (decrease) in net assets	(44,089,906)	26,766,123

NET ASSETS:
Beginning of year	$196,313,422	$169,547,299

End of year	$152,223,516	$196,313,422

Accumulated net investment loss	$(580,749)	$(19,205)

14	See Notes to Financial Statements.

Financial Highlights

	Class A Shares

	Year Ended 7/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$6.13	$5.05	$4.50	$5.74	$5.98

Investment operations:
Net investment loss(a)	(.02)	(.01)	(.02)	– (b)	(.03)
Net realized and unrealized gain (loss)	(.04)	1.09	.57	(1.24)	(.21)

Total from investment operations	(.06)	1.08	.55	(1.24)	(.24)

Net asset value, end of year	$6.07	$6.13	$5.05	$4.50	$5.74

Total Return(c)	(.98)%	21.39%	12.22%	(21.60)%	(4.01)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.45%	1.45%	1.48%	1.50%	1.50%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.45%	1.45%	1.48%	1.50%	1.50%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.50%	1.45%	1.55%	1.70%	1.56%

Net investment loss	(.31)%	(.20)%	(.48)%	(.10)%	(.50)%

Supplemental Data:

Net assets, end of year (000)	$87,300	$98,080	$90,029	$96,736	$119,321
Portfolio turnover rate	110.79%	135.46%	84.12%	160.11%	174.14%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class B Shares

	Year Ended 7/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$5.69	$4.72	$4.23	$5.43	$5.70

Investment operations:
Net investment loss(a)	(.05)	(.04)	(.05)	(.03)	(.07)
Net realized and unrealized gain (loss)	(.04)	1.01	.54	(1.17)	(.20)

Total from investment operations	(.09)	.97	.49	(1.20)	(.27)

Net asset value, end of year	$5.60	$5.69	$4.72	$4.23	$5.43

Total Return(b)	(1.58)%	20.55%	11.58%	(22.10)%	(4.74)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	2.09%	2.09%	2.13%	2.15%	2.15%

Expenses, including expense reductions, management fee waived and expenses reimbursed	2.09%	2.09%	2.13%	2.15%	2.15%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.14%	2.10%	2.20%	2.35%	2.21%

Net investment loss	(.94)%	(.81)%	(1.13)%	(.75)%	(1.16)%

Supplemental Data:

Net assets, end of year (000)	$9,172	$13,698	$16,683	$20,890	$31,989
Portfolio turnover rate	110.79%	135.46%	84.12%	160.11%	174.14%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares

	Year Ended 7/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$5.69	$4.72	$4.23	$5.43	$5.69

Investment operations:
Net investment loss(a)	(.05)	(.04)	(.05)	(.03)	(.07)
Net realized and unrealized gain (loss)	(.04)	1.01	.54	(1.17)	(.19)

Total from investment operations	(.09)	.97	.49	(1.20)	(.26)

Net asset value, end of year	$5.60	$5.69	$4.72	$4.23	$5.43

Total Return(b)	(1.58)%	20.55%	11.58%	(22.10)%	(4.57)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	2.05%	2.03%	2.13%	2.15%	2.15%

Expenses, including expense reductions, management fee waived and expenses reimbursed	2.05%	2.03%	2.13%	2.15%	2.15%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	2.10%	2.04%	2.20%	2.35%	2.21%

Net investment loss	(.91)%	(.78)%	(1.13)%	(.75)%	(1.15)%

Supplemental Data:

Net assets, end of year (000)	$26,020	$30,408	$30,295	$35,198	$50,103
Portfolio turnover rate	110.79%	135.46%	84.12%	160.11%	174.14%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class F Shares

	Year Ended 7/31				9/28/2007(a) to 7/31/2008

	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$6.19	$5.09	$4.52	$5.75	$6.53

Investment operations:
Net investment income (loss)(b)	– (c)	– (c)	(.01)	– (c)	(.02)
Net realized and unrealized gain (loss)	(.04)	1.10	.58	(1.23)	(.76)

Total from investment operations	(.04)	1.10	.57	(1.23)	(.78)

Net asset value, end of period	$6.15	$6.19	$5.09	$4.52	$5.75

Total Return(d)	(.65)%	21.61%	12.61%	(21.39)%	(11.94	)%(e)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.20%	1.20%	1.23%	1.25%	1.02	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.20%	1.20%	1.23%	1.25%	1.02	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.25%	1.20%	1.29%	1.45%	1.10	%(e)

Net investment income (loss)	(.07)%	(.01)%	(.23)%	.05%	(.33	)%(e)

Supplemental Data:

Net assets, end of period (000)	$3,878	$4,205	$2,617	$1,980	$654
Portfolio turnover rate	110.79%	135.46%	84.12%	160.11%	174.14%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

18	See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares

	Year Ended 7/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$6.25	$5.13	$4.56	$5.79	$6.01

Investment operations:
Net investment income (loss)(a)	– (b)	.01	(.01)	.01	(.01)
Net realized and unrealized gain (loss)	(.04)	1.11	.58	(1.24)	(.21)

Total from investment operations	(.04)	1.12	.57	(1.23)	(.22)

Net asset value, end of year	$6.21	$6.25	$5.13	$4.56	$5.79

Total Return(c)	(.64)%	21.83%	12.50%	(21.24)%	(3.66)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.10%	1.10%	1.13%	1.15%	1.15%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.10%	1.10%	1.13%	1.15%	1.15%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.15%	1.10%	1.19%	1.35%	1.21%

Net investment income (loss)	.08%	.11%	(.15)%	.25%	(.16)%

Supplemental Data:

Net assets, end of year (000)	$21,714	$47,301	$29,241	$23,962	$23,883
Portfolio turnover rate	110.79%	135.46%	84.12%	160.11%	174.14%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.	19

Financial Highlights (continued)

	Class P Shares

	Year Ended 7/31

	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$6.19	$5.09	$4.53	$5.77	$6.02

Investment operations:
Net investment loss(a)	(.01)	– (b)	(.02)	– (b)	(.04)
Net realized and unrealized gain (loss)	(.05)	1.10	.58	(1.24)	(.21)

Total from investment operations	(.06)	1.10	.56	(1.24)	(.25)

Net asset value, end of year	$6.13	$6.19	$5.09	$4.53	$5.77

Total Return(c)	(.97)%	21.61%	12.36%	(21.49)%	(4.15)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.29%	1.26%	1.40%	1.51%	1.55%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.29%	1.26%	1.40%	1.51%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.29%	1.26%	1.57%	1.70%	1.61%

Net investment loss	(.15)%	(.03)%	(.35)%	(.08)%	(.67)%

Supplemental Data:

Net assets, end of year (000)	$1	$1	$1	$2	$3
Portfolio turnover rate	110.79%	135.46%	84.12%	160.11%	174.14%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

20	See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares

	Year Ended 7/31				9/28/2007(a) to 7/31/2008

	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$6.21	$5.10	$4.53	$5.75	$6.53

Investment operations:
Net investment income (loss)(b)	– (c)	.01	(.01)	.01	(.01)
Net realized and unrealized gain (loss)	(.03)	1.10	.58	(1.23)	(.77)

Total from investment operations	(.03)	1.11	.57	(1.22)	(.78)

Net asset value, end of period	$6.18	$6.21	$5.10	$4.53	$5.75

Total Return(d)	(.48)%	21.76%	12.58%	(21.22)%	(11.94	)%(e)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.09%	1.08%	1.15%	1.12%	.98	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.09%	1.08%	1.15%	1.12%	.98	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.14%	1.68%	1.75%	1.92%	1.03	%(e)

Net investment income (loss)	.04%	.16%	(.18)%	.27%	(.12	)%(e)

Supplemental Data:

Net assets, end of period (000)	$9	$12	$10	$7	$9
Portfolio turnover rate	110.79%	135.46%	84.12%	160.11%	174.14%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.	21

Financial Highlights (concluded)

	Class R3 Shares

	Year Ended 7/31				9/28/2007(a) to 7/31/2008

	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$6.10	$5.03	$4.49	$5.73	$6.53

Investment operations:
Net investment loss(b)	(.03)	(.03)	(.04)	(.01)	(.02)
Net realized and unrealized gain (loss)	(.04)	1.10	.58	(1.23)	(.78)

Total from investment operations	(.07)	1.07	.54	(1.24)	(.80)

Net asset value, end of period	$6.03	$6.10	$5.03	$4.49	$5.73

Total Return(c)	(1.15)%	21.27%	12.03%	(21.64)%	(12.25	)%(d)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	1.57%	1.58%	1.59%	1.63%	1.24	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.57%	1.58%	1.59%	1.63%	1.24	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.62%	1.58%	1.59%	1.83%	1.30	%(d)

Net investment loss	(.46)%	(.45)%	(.84)%	(.23)%	(.40	)%(d)

Supplemental Data:

Net assets, end of period (000)	$4,130	$2,608	$673	$27	$34
Portfolio turnover rate	110.79%	135.46%	84.12%	160.11%	174.14%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

22	See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Stock Appreciation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was formed on September 29, 1999 and is organized as a Delaware statutory trust.

The Fund’s investment objective is long-term capital growth. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions,

Notes to Financial Statements (continued)

market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2009 through July 31, 2012. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-

Notes to Financial Statements (continued)

tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$152,131	$–	$–	$152,131
Repurchase Agreement	–	310	–	310

Total	$152,131	$310	$–	$152,441

*	See Schedule of Investments for fair values in each industry.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee
The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the fiscal year ended July 31, 2012, the effective management fee, net of waivers, was at an annualized rate of 0.70% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Notes to Financial Statements (continued)

For the fiscal year ended July 31, 2012 and continuing through November 30, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.10%. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with certain Lord Abbett Funds that pursue their investment objectives by investing in other mutual funds (each a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Agreement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliate on the Fund’s Statement of Assets and Liabilities.

As of July 31, 2012, the percentage of the Fund’s outstanding shares owned by Diversified Equity Strategy Fund was 11.21%.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3

Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended July 31, 2012:

Distributor Commissions	Dealers’ Concessions

$17,659	$97,714

Distributor received CDSCs of $932 and $2,434 for Class A and Class C shares, respectively, for the fiscal year ended July 31, 2012.

Two Trustees and certain of the Fund’s officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with

Notes to Financial Statements (continued)

federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of July 31, 2012, the components of accumulated losses on a tax-basis were as follows:

Capital loss carryforwards*	$(30,943,117)
Temporary differences	(7,353,158)
Unrealized gains - net	16,111,875

Total accumulated losses - net	$(22,184,400)

*As of July 31, 2012, the Fund had a capital loss carryforward of $30,943,117 set to expire in 2018.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

At the Fund’s election, certain losses incurred within the taxable year (“Qualified Late-Year Losses”) are deemed to arise on the first business day of the Fund’s next taxable year. The Fund incurred and will elect to defer late-year ordinary losses of $554,514 and post-October capital losses of $6,772,409 during fiscal 2012.

As of July 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$136,328,800

Gross unrealized gain	19,783,457
Gross unrealized loss	(3,671,582)

Net unrealized security gain	$16,111,875

The difference between book-basis and tax-basis unrealized gains (losses) is primarily due to wash sales.

Permanent items identified during the fiscal year ended July 31, 2012 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid-in Capital

$45,791	$22,102	$(67,893)

The permanent differences are primarily attributable to the tax treatment of certain securities and net investment losses.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended July 31, 2012 were as follows:

Purchases	Sales

$187,008,794	$230,420,161

Notes to Financial Statements (continued)

There were no purchases or sales of U.S. Government securities for the fiscal year ended July 31, 2012.

6. TRUSTEES’ REMUNERATION

The Fund’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8. LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowing under this Facility will bear interest at current market rates as set forth in the credit agreement. During the fiscal year ended July 31, 2012, a participating fund managed by Lord Abbett utilized the Facility and fully repaid its borrowings. As of July 31, 2012, there were no loans outstanding pursuant to this Facility.

For the period February 3, 2011 through April 1, 2012, the Fund and certain other funds managed by Lord Abbett had an amount of $200,000,000 available under a Facility from SSB with an annual fee to maintain the facility of .125% of the amount available under the Facility.

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

Notes to Financial Statements (continued)

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth stocks. The value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. Large growth stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and value stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for meeting or exceeding earnings expectations or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s exposure to foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

Notes to Financial Statements (continued)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Year Ended July 31, 2012		Year Ended July 31, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	1,761,254	$10,281,416	1,931,417	$11,419,110
Converted from Class B*	214,625	1,257,541	232,994	1,400,230
Shares reacquired	(3,589,191)	(20,746,614)	(3,987,798)	(23,513,147)

Decrease	(1,613,312)	$(9,207,657)	(1,823,387)	$(10,693,807)

Class B Shares

Shares sold	64,712	$356,157	99,646	$543,713
Shares reacquired	(601,125)	(3,193,097)	(977,018)	(5,262,123)
Converted to Class A*	(231,950)	(1,257,541)	(250,342)	(1,400,230)

Decrease	(768,363)	$(4,094,481)	(1,127,714)	$(6,118,640)

Class C Shares

Shares sold	661,970	$3,574,700	710,059	$3,930,170
Shares reacquired	(1,359,506)	(7,323,065)	(1,789,447)	(9,642,119)

Decrease	(697,536)	$(3,748,365)	(1,079,388)	$(5,711,949)

Class F Shares

Shares sold	644,180	$3,738,873	1,263,507	$7,398,495
Shares reacquired	(692,196)	(4,046,560)	(1,098,723)	(6,430,817)

Increase (decrease)	(48,016)	$(307,687)	164,784	$967,678

Class I Shares

Shares sold	457,503	$2,764,517	2,917,457	$17,932,385
Shares reacquired	(4,525,838)	(29,058,681)	(1,049,023)	(6,608,380)

Increase (decrease)	(4,068,335)	$(26,294,164)	1,868,434	$11,324,005

Class P Shares

Shares sold	–	$–	0.205	$1

Increase	–	$–	0.205	$1

Class R2 Shares

Shares sold	–	$–	72	$395
Shares reacquired	(338.145)	(1,906)	(86)	(459)

Decrease	(338.145)	$(1,906)	(14)	$(64)

Class R3 Shares

Shares sold	402,856	$2,346,349	355,474	$2,093,623
Shares reacquired	(145,777)	(851,116)	(61,725)	(368,198)

Increase	257,079	$1,495,233	293,749	$1,725,425

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (concluded)

12. SUBSEQUENT EVENT

The Board of Trustees of the Fund has approved an Agreement and Plan of Reorganization (the “Agreement”) to combine the Fund with Lord Abbett Growth Leaders Fund (the “Reorganization”). The Reorganization requires the approval of the Agreement by the Fund’s shareholders. Accordingly, at a shareholder meeting scheduled to be held on March 15, 2013, shareholders of record of the Fund as of December 20, 2012 will be asked to approve the Agreement.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Lord Abbett Stock Appreciation Fund:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Stock Appreciation Fund (the “Fund”), including the schedule of investments, as of July 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Stock Appreciation Fund as of July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
September 26, 2012

Basic Information About Management

The Board of Trustees (the “Board”) is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Delaware. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Trustees

The following Trustees are associated with Lord Abbett and are “interested persons” of the Fund as defined in the Act (as Mr. Dow is the Senior Partner of Lord Abbett and Ms. Foster is the Managing Partner of Lord Abbett). Mr. Dow and Ms. Foster are officers and trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee and Chairman since 1999

Principal Occupation: Senior Partner of Lord Abbett (since 2007) and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee and President since 2006	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Trustees
The following Independent Trustees also are trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 56 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1999

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010) and Adelphia Communications Inc. (2003 - 2007).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1999

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991-2008).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Lend Lease Corporation Limited (since 2006), and WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm (2004 - 2007).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1999

Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004 - 2010).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Synageva BioPharma Corp., a biopharmaceutical company (2009 - 2011), and ViaCell, Inc. (2003 - 2007).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1999	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert P. Fetch (1953)	Executive Vice President	Elected in 2009	Partner and Director, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

David J. Linsen (1974)	Executive Vice President	Elected in 2009	Partner and Director, joined Lord Abbett in 2001.

F. Thomas O’Halloran, III (1955)	Executive Vice President	Elected in 2012	Partner and Director, joined Lord Abbett in 2001.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1999	Partner and General Counsel, joined Lord Abbett in 1997.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

David J. Linsen (1974)	Vice President	Elected in 2012	Partner and Director, joined Lord Abbett in 2001.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Fund’s Trustees. It is available free upon request.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Stock Appreciation Fund	LASA-2-0712 (09/12)

Item 2:	Code of Ethics.

(a)

In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended July 31, 2012 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)

See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow, Robert B. Calhoun Jr., and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2012 and 2011 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2012	2011
Audit Fees {a}	$42,000	$40,500
Audit-Related Fees	- 0 -	- 0 -

Total audit and audit-related fees	$42,000	$40,500

Tax Fees {b}	7,018	6,821
All Other Fees	- 0 -	- 0 -

Total Fees	$49,018	$47,321

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended July 31, 2012 and 2011 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended
July 31, 2012 and 2011 were:

	Fiscal year ended:
	2012	2011
All Other Fees {a}	$170,618	$203,580

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2012 and 2011 were:

	Fiscal year ended:
	2012		2011
All Other Fees	$	- 0 -	$	- 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT STOCK APPRECIATION FUND

	By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: September 24, 2012

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: September 24, 2012

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 24, 2012